Annual Fund Operating Expenses - Voya Emerging Markets Corporate Debt Fund	Jul. 31, 2021
Class I
Operating Expenses:
Management Fee	0.95%	[1]
Distribution and/or Shareholder Services (12b-1) Fee	none	[1]
Other Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	1.03%	[1]
Waivers, Reimbursements and Recoupments	none	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.03%	[1]
Class P
Operating Expenses:
Management Fee	0.95%
Distribution and/or Shareholder Services (12b-1) Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.03%
Waivers, Reimbursements and Recoupments	(0.95%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.08%

[1]	Based on Class P shares’ expenses adjusted for class specific differences.
[2]	The adviser is contractually obligated to limit expenses to 1.10% and 0.15% for Class I and Class P shares, respectively, through August 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2022. Termination or modification of these obligations requires approval by the Fund’s board.